Note 17 - Fair Value Disclosure Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
17.	FAIR VALUE DISCLOSURE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:

Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The following tables present the assets measured on a recurring basis on the Consolidated Balance Sheet at their fair value as of December 31, 2014 and 2013, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2014

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$22,896	$-	$22,896
Obligations of states and political subdivisions	-	98,345	-	98,345
Mortgage-backed securities in government- sponsored entities	-	29,391	-	29,391
Private-label mortgage-backed securities	-	2,919	-	2,919
Total debt securities	-	153,551	-	153,551
Equity securities in financial institutions	33	750	-	783
Total	$33	$154,301	$-	$154,334

		December 31, 2013

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$25,763	$-	$25,763
Obligations of states and political subdivisions	-	88,614	-	88,614
Mortgage-backed securities in government- sponsored entities	-	38,323	-	38,323
Private-label mortgage-backed securities	-	3,693	-	3,693
Total debt securities	-	156,393	-	156,393
Equity securities in financial institutions	5	745	-	750
Total	$5	$157,138	$-	$157,143

Financial instruments are considered Level III when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly. Level III financial instruments also include those for which the determination of fair value requires significant management judgment or estimation.

The following tables present the assets measured on a non-recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include quoted market prices for identical assets classified as Level I inputs and observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

		December 31, 2014

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$12,772	$12,772
Other real estate owned	-	-	2,590	2,590

		December 31, 2013

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,158	$17,158
Other real estate owned	-	-	2,698	2,698

The following table presents additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company uses Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
			Valuation	Unobservable	Range
(unaudited, in thousands)	Fair Value Estimate		Techniquest	Input	(Weighted Average)
	December 31, 2014	December 31, 2013
Impaired loans	$12,772	$17,158	Appraisal of collateral (1)	Appraisal adjustments (2)
					0.0%	to	-84.6%	-25.5%
				Liquidation expenses (2)
					0.00%	to	-100.0%	-25.9%
Other real estate owned	$2,590	$2,698	Appraisal of collateral (1), (3)	Appraisal adjustments (2)
					0%	to	-10.0%	-7.5%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.

(2)

Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

The estimated fair value of the Company’s financial instruments is as follows:

	December 31, 2014
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$25,639	$25,639	$-	$-	$25,639
Investment securities Available for sale	154,334	-	154,334	-	154,334
Loans held for sale	438	-	438	-	438
Net loans	463,738	-	-	475,019	475,019
Bank-owned life insurance	9,092	9,092	-	-	9,092
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,095	2,095	-	-	2,095

Financial liabilities:
Deposits	$586,112	$416,254	$-	$170,542	$586,796
Short-term borrowings	14,808	14,808	-	-	14,808
Other borrowings	10,624	-		10,822	10,822
Accrued interest payable	315	315	-	-	315

	December 31, 2013
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$26,193	$26,193	$-	$-	$26,193
Investment securities Available for sale	157,143	-	157,143	-	157,143
Net loans	428,679	-	-	430,502	430,502
Bank-owned life insurance	8,816	8,816	-	-	8,816
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,135	2,135	-	-	2,135

Financial liabilities:
Deposits	$568,836	$394,422	$-	$175,854	$570,276
Short-term borrowings	10,809	10,809	-	-	10,809
Other borrowings	11,609	-		11,787	11,787
Accrued interest payable	364	364	-	-	364

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors as determined through various option pricing formulas or simulation modeling. Since many of these assumptions result from judgments made by management based upon estimates which are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and Cash Equivalents, Federal Home Loan Bank Stock, Accrued Interest Receivable, Accrued Interest Payable, and Short-Term Borrowings

The fair value is equal to the current carrying value.

Bank-Owned Life Insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Investment Securities Available for Sale

The fair value of investment securities is equal to the available quoted market price.  If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Loans

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Mortgage loans held for sale

Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level II.

Deposits and Other Borrowed Funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities. Demand, savings, and money market deposits are valued at the amount payable on demand as of year-end.

Commitments to Extend Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure. The contractual amounts of unfunded commitments and letters of credit are presented in Note 14.